ACCOUNTS PAYABLE (Details) - CNY (¥) ¥ in Thousands	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021
ACCOUNTS PAYABLE
Payables for purchase of property, equipment and software	¥ 19,450	¥ 84,323	¥ 19,987
Payables for advertising expenses	26,777	39,870	30,646
Others	5,536	11,080	2,330
Total	¥ 51,763	¥ 135,273	¥ 52,963